Biological assets (Tables)	6 Months Ended
Mar. 31, 2024
Biological assets
Schedule of biological assets
	March 31,	September 30,
	2024	2023
	(unaudited)
Biological assets	$29,506,036	$29,199,895
Less: accumulated depreciation	(1,318,516)	(844,306)
Biological assets, net	$28,187,520	$28,355,589